Shareholder remuneration system and earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Shareholder remuneration system and earnings per share	Shareholder remuneration system and earnings per share
a)   Shareholder remuneration system
The cash remuneration paid by Banco Santander to its shareholders in the first six months of 2023 and 2022 was as follows:

	30-06-2023			30-06-2022
	% of par value	Euros per share	Amount (EUR million)	% of par value	Euros per share	Amount (EUR million)
Ordinary shares	11.90%	0.0595	963	10.30%	0.0515	869
Other shares (without vote, redeemable, etc.)	—	—	—	—	—	—
Total remuneration paid	11.90%	0.0595	963	10.30%	0.0515	869
Dividend paid out of profit	11.90%	0.0595	963	10.30%	0.0515	869
Dividend paid with a charge to reserves or share premium	—	—	—	—	—	—
Dividend in kind	—	—	—	—	—	—
Flexible payment	—	—	—	—	—	—
The general meeting of shareholders approved on 31 March 2023 the payment of a complementary dividend in cash charged to the results of the financial year 2022, agreed at the board of directors on 27 February 2023, of EUR 5.95 cents per share that was effective as of 2 May 2023.
Likewise, the general meeting of shareholders approved the implementation of a share repurchase program agreed by this board of directors for a maximum amount of EUR 921 million, which began on 1 March 2023 until 12 May 2023.
At the board of directors held on 24 February 2022, it was agreed to pay a dividend of EUR 5.15 cents in cash per share corresponding to the year 2021, which became effective on 2 May 2022. It also approved the implementation of a share repurchase program charged to the results of the 2021 financial year for a maximum amount of 865 million, completed in May 2022.
b)   Earnings per share from continuing and discontinued operations
i. Basic earnings per share
Basic earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares held in the period.
Accordingly:

	30-06-2023	30-06-2022
Profit attributable to the Parent (EUR million)	5,241	4,894
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(229)	(292)
	5,012	4,602
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	—	—
Profit or Loss from continuing operations (CCPS net) (EUR million)	5,012	4,602
Weighted average number of shares outstanding	16,279,041,269	16,947,764,566
Basic earnings per share (euros)	0.31	0.27
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.31	0.27
ii. Diluted earnings per share
Diluted earnings per share for the period are calculated by dividing the net profit attributable to Grupo Santander for the first six months adjusted by the after-tax amount relating to the remuneration of contingently convertible preference shares recognised in equity and of perpetual liabilities contingently amortisable in their case by the weighted average number of ordinary shares outstanding during the period, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, warrants and convertible debt instruments).
Accordingly, diluted earnings per share were determined as follows:

	30-06-2023	30-06-2022
Profit attributable to the Parent (EUR million)	5,241	4,894
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(229)	(292)
	5,012	4,602
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	—	—
Profit or Loss from continuing operations (CCPS net) (EUR million)	5,012	4,602
Weighted average number of shares outstanding	16,279,041,269	16,947,764,566
Dilutive effect of options/receipt of shares	67,704,709	48,431,475
Adjusted number of shares	16,346,745,978	16,996,196,041
Diluted earnings per share (euros)	0.31	0.27
Of which: from discontinued operations (euros)	—	—
from continuing operations (euros)	0.31	0.27